PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.1%
Brazil : 3.8%
66,892
Ambev SA
$ 174,597
0.2
7,992
Atacadao SA
14,151
0.0
82,233
B3 SA - Brasil Bolsa Balcao
200,734
0.2
22,374
Banco Bradesco SA
56,218
0.1
16,929
Banco BTG Pactual SA
104,506
0.1
12,298
Banco do Brasil SA
115,602
0.1
4,997
Banco Santander Brasil SA
25,917
0.0
10,072  BB Seguridade
Participacoes SA
62,678
0.1
15,323
CCR SA
39,477
0.0
17,372  Centrais Eletricas
Brasileiras SA
127,113
0.1
4,932  Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP
60,137
0.1
9,299  Cia Siderurgica Nacional
SA
22,533
0.0
17,890
Cosan SA
60,718
0.1
2,898
CPFL Energia SA
19,504
0.0
2,891
Energisa S/A
26,940
0.0
12,223
(1)
Eneva SA
29,375
0.0
2,690
Engie Brasil Energia SA
22,188
0.0
14,140
Equatorial Energia SA
90,356
0.1
76,660
(1)(2)
Hapvida Participacoes e
Investimentos S/A
71,985
0.1
4,772
Hypera SA
35,373
0.0
11,293
Klabin SA
53,763
0.1
12,679
Localiza Rent a Car SA
148,065
0.2
14,259
Lojas Renner SA
38,012
0.0
42,861
(1)
Magazine Luiza SA
18,333
0.0
12,804
(1)
Natura & Co. Holding SA
37,165
0.0
52,513
Petroleo Brasileiro SA
394,170
0.4
10,766
(1)
PRIO SA/Brazil
100,666
0.1
18,502
Raia Drogasil SA
101,628
0.1
8,324
(2)
Rede D'Or Sao Luiz SA
42,112
0.1
18,806
Rumo SA
85,639
0.1
19,467
Sendas Distribuidora S/A
47,210
0.1
11,480
Suzano SA
123,512
0.1
6,163
Telefonica Brasil SA
52,685
0.1
11,837
TIM SA/Brazil
35,206
0.0
7,473
TOTVS SA
40,022
0.1
10,280
Ultrapar Participacoes SA
38,408
0.0
48,117
Vale SA - Foreign
646,053
0.7
17,068
Vibra Energia SA
64,176
0.1
23,805
WEG SA
172,101
0.2
3,599,028
3.8
Chile : 0.4%
660,390
Banco de Chile
67,247
0.1
874  Banco de Credito e
Inversiones SA
22,381
0.0
941,174
Banco Santander Chile
43,582
0.1
18,579
Cencosud SA
35,228
0.1
1,680
Cia Cervecerias Unidas SA
10,677
0.0
210,331  Cia Sud Americana de
Vapores SA
12,615
0.0
15,919
Empresas CMPC SA
29,309
0.0
5,564
Empresas Copec SA
39,446
0.1
306,119
(1)
Enel Americas SA
35,137
0.0
370,046
Enel Chile SA
22,486
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
11,078
Falabella SA
$ 24,755
0.0
342,863
0.4
China : 29.0%
7,000
(1)
360 Security Technology,
Inc. - Class A
9,426
0.0
2,800  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
8,369
0.0
28,000
(2)
3SBio, Inc.
23,385
0.0
10,500  AAC Technologies
Holdings, Inc.
17,908
0.0
497  Advanced Micro-Fabrication
Equipment, Inc. China -
Class A
10,285
0.0
2,800  AECC Aviation Power Co.
Ltd. - Class A
14,258
0.0
77,600  Agricultural Bank of China
Ltd. - Class A
38,283
0.1
419,000  Agricultural Bank of China
Ltd. - Class H
155,811
0.2
8,396  Aier Eye Hospital Group
Co. Ltd. - Class A
20,785
0.0
30,000
(1)
Air China Ltd. - Class H
20,203
0.0
1,603
Airtac International Group
48,703
0.1
8,000
(1)(2)(3)
Akeso, Inc.
36,661
0.1
232,300
(1)
Alibaba Group Holding Ltd.
2,518,640
2.7
70,000
(1)
Alibaba Health Information
Technology Ltd.
43,250
0.1
17,800  Aluminum Corp. of China
Ltd. - Class A
15,351
0.0
52,000  Aluminum Corp. of China
Ltd. - Class H
28,926
0.0
1,200  Angel Yeast Co. Ltd. -
Class A
5,540
0.0
4,600  Anhui Conch Cement Co.
Ltd. - Class A
16,466
0.0
15,000  Anhui Conch Cement Co.
Ltd. - Class H
39,685
0.1
400  Anhui Gujing Distillery Co.
Ltd. - Class A
14,935
0.0
1,700  Anhui Gujing Distillery Co.
Ltd. - Class B
28,493
0.0
900  Anhui Kouzi Distillery Co.
Ltd. - Class A
6,407
0.0
900  Anhui Yingjia Distillery Co.
Ltd. - Class A
9,106
0.0
400  Anjoy Foods Group Co. Ltd.
- Class A
6,819
0.0
17,400
ANTA Sports Products Ltd.
194,695
0.2
480  Asymchem Laboratories
Tianjin Co. Ltd. - Class A
10,001
0.0
1,100
Autohome, Inc., ADR
33,385
0.1
2,300  Avary Holding Shenzhen
Co. Ltd. - Class A
6,423
0.0
11,600  AVIC Industry-Finance
Holdings Co. Ltd. - Class A
5,598
0.0
35,000  AviChina Industry &
Technology Co. Ltd. - Class
H
16,573
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
31,750
(1)
Baidu, Inc. - Class A
$ 534,374
0.6
22,400  Bank of Beijing Co. Ltd. -
Class A
14,211
0.0
4,800  Bank of Chengdu Co. Ltd.
- Class A
9,076
0.0
32,000
Bank of China Ltd. - Class A
16,540
0.0
1,120,000  Bank of China Ltd. - Class
H
390,184
0.4
36,500  Bank of Communications
Co. Ltd. - Class A
28,839
0.0
127,000  Bank of Communications
Co. Ltd. - Class H
76,706
0.1
6,926  Bank of Hangzhou Co. Ltd.
- Class A
10,614
0.0
15,270  Bank of Jiangsu Co. Ltd. -
Class A
15,047
0.0
11,257  Bank of Nanjing Co. Ltd. -
Class A
12,422
0.0
5,800  Bank of Ningbo Co. Ltd. -
Class A
21,448
0.0
16,000  Bank of Shanghai Co. Ltd.
- Class A
13,526
0.0
23,000  Baoshan Iron & Steel Co.
Ltd. - Class A
19,219
0.0
9,800
(1)
BeiGene Ltd.
135,210
0.2
28,000
(1)
Beijing Capital International
Airport Co. Ltd. - Class H
12,949
0.0
7,500  Beijing Enterprises
Holdings Ltd.
25,796
0.0
60,000  Beijing Enterprises Water
Group Ltd.
13,060
0.0
366  Beijing Kingsoft Office
Software, Inc. - Class A
18,638
0.0
2,200  Beijing New Building
Materials PLC - Class A
9,083
0.0
2,500  Beijing Tiantan Biological
Products Corp. Ltd. - Class
A
8,785
0.0
1,500  Beijing Tongrentang Co.
Ltd. - Class A
11,250
0.0
1,113  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
7,340
0.0
32,500  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
22,884
0.0
2,860
(1)
Bilibili, Inc. - Class Z
39,413
0.1
601  Bloomage Biotechnology
Corp. Ltd. - Class A
7,170
0.0
38,900  BOE Technology Group Co.
Ltd. - Class A
20,597
0.0
1,736
BYD Co. Ltd. - Class A
56,771
0.1
14,500
BYD Co. Ltd. - Class H
446,748
0.5
12,000  BYD Electronic
International Co. Ltd.
54,515
0.1
2,300
By-health Co. Ltd. - Class A
5,993
0.0
9,000  C&D International
Investment Group Ltd.
21,813
0.0
6,720  Caitong Securities Co. Ltd.
- Class A
7,275
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
340
(1)
Cambricon Technologies
Corp. Ltd. - Class A
$ 5,801
0.0
158,000
(2)
CGN Power Co. Ltd. -
Class H
40,903
0.1
500  Changchun High & New
Technology Industry Group,
Inc. - Class A
9,557
0.0
8,000  Changjiang Securities Co.
Ltd. - Class A
6,403
0.0
2,400  Chaozhou Three-Circle
Group Co. Ltd. - Class A
10,203
0.0
132,000  China Cinda Asset
Management Co. Ltd. -
Class H
13,261
0.0
132,000  China CITIC Bank Corp.
Ltd. - Class H
61,255
0.1
29,000  China Coal Energy Co. Ltd.
- Class H
22,706
0.0
34,000  China Communications
Services Corp. Ltd. - Class
H
14,265
0.0
23,000  China Conch Venture
Holdings Ltd.
19,577
0.0
12,300  China Construction Bank
Corp. - Class A
10,630
0.0
1,345,000  China Construction Bank
Corp. - Class H
756,095
0.8
4,200  China CSSC Holdings Ltd.
- Class A
16,046
0.0
13,200
(1)
China Eastern Airlines
Corp. Ltd. - Class A
7,979
0.0
36,800  China Energy Engineering
Corp. Ltd. - Class A
11,406
0.0
44,000  China Everbright Bank Co.
Ltd. - Class A
18,522
0.0
36,000  China Everbright Bank Co.
Ltd. - Class H
10,782
0.0
51,000  China Everbright
Environment Group Ltd.
17,525
0.0
53,000
(2)
China Feihe Ltd.
31,142
0.1
55,500  China Galaxy Securities
Co. Ltd. - Class H
28,545
0.0
42,600
China Gas Holdings Ltd.
40,155
0.1
4,100  China Greatwall Technology
Group Co. Ltd. - Class A
5,899
0.0
34,500
China Hongqiao Group Ltd.
33,595
0.1
1,800  China International Capital
Corp. Ltd. - Class A
9,270
0.0
22,000
(2)
China International Capital
Corp. Ltd. - Class H
40,156
0.1
92,000  China Jinmao Holdings
Group Ltd.
11,828
0.0
5,303  China Jushi Co. Ltd. - Class
A
9,829
0.0
2,700  China Life Insurance Co.
Ltd. - Class A
13,480
0.0
106,000  China Life Insurance Co.
Ltd. - Class H
164,262
0.2
6,000
(1)(2)
China Literature Ltd.
21,843
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
50,000  China Longyuan Power
Group Corp. Ltd. - Class H
$ 43,364
0.1
20,000  China Medical System
Holdings Ltd.
30,186
0.1
12,000  China Meidong Auto
Holdings Ltd.
6,557
0.0
46,000  China Mengniu Dairy Co.
Ltd.
153,435
0.2
18,200  China Merchants Bank Co.
Ltd. - Class A
82,792
0.1
55,380  China Merchants Bank Co.
Ltd. - Class H
229,916
0.3
9,800  China Merchants Energy
Shipping Co. Ltd. - Class A
8,627
0.0
20,879  China Merchants Port
Holdings Co. Ltd.
25,953
0.0
8,070  China Merchants Securities
Co. Ltd. - Class A
15,523
0.0
7,800  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
13,287
0.0
33,280  China Minsheng Banking
Corp. Ltd. - Class A
17,501
0.0
86,600  China Minsheng Banking
Corp. Ltd. - Class H
29,583
0.1
60,000  China National Building
Material Co. Ltd. - Class H
31,379
0.1
6,900  China National Chemical
Engineering Co. Ltd. -
Class A
7,377
0.0
19,600  China National Nuclear
Power Co. Ltd. - Class A
19,623
0.0
1,170  China National Software &
Service Co. Ltd. - Class A
6,068
0.0
4,300  China Northern Rare Earth
Group High-Tech Co. Ltd. -
Class A
12,866
0.0
26,000  China Oilfield Services Ltd.
- Class H
31,115
0.1
51,500  China Overseas Land &
Investment Ltd.
106,410
0.1
20,000  China Overseas Property
Holdings Ltd.
22,509
0.0
6,303  China Pacific Insurance
Group Co. Ltd. - Class A
24,876
0.0
38,600  China Pacific Insurance
Group Co. Ltd. - Class H
96,094
0.1
29,452  China Petroleum &
Chemical Corp. - Class A
24,487
0.0
353,600  China Petroleum &
Chemical Corp. - Class H
192,318
0.2
72,000  China Power International
Development Ltd.
26,103
0.0
19,300  China Railway Group Ltd.
- Class A
18,124
0.0
59,000  China Railway Group Ltd. -
Class H
30,342
0.1
1,300  China Rare Earth
Resources And Technology
Co. Ltd. - Class A
5,136
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
22,000  China Resources Beer
Holdings Co. Ltd.
$ 120,174
0.1
36,000  China Resources Cement
Holdings Ltd.
9,203
0.0
13,900  China Resources Gas
Group Ltd.
40,644
0.1
44,444
China Resources Land Ltd.
176,493
0.2
1,324  China Resources
Microelectronics Ltd. -
Class A
9,835
0.0
10,200
(2)
China Resources Mixc
Lifestyle Services Ltd.
41,057
0.1
22,000
(2)
China Resources
Pharmaceutical Group Ltd.
14,575
0.0
28,000  China Resources Power
Holdings Co. Ltd.
53,275
0.1
1,100  China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd. - Class A
7,548
0.0
80,000
(1)(3)
China Ruyi Holdings Ltd.
20,665
0.0
6,070  China Shenhua Energy Co.
Ltd. - Class A
26,027
0.0
48,500  China Shenhua Energy Co.
Ltd. - Class H
156,935
0.2
14,100
(1)
China Southern Airlines Co.
Ltd. - Class A
11,868
0.0
22,000
(1)
China Southern Airlines Co.
Ltd. - Class H
10,667
0.0
38,240  China State Construction
Engineering Corp. Ltd. -
Class A
29,052
0.0
30,000  China State Construction
International Holdings Ltd.
31,518
0.1
19,828  China Taiping Insurance
Holdings Co. Ltd.
19,637
0.0
28,100  China Three Gorges
Renewables Group Co. Ltd.
- Class A
18,420
0.0
1,803  China Tourism Group Duty
Free Corp. Ltd. - Class A
26,396
0.0
1,300
(2)(3)
China Tourism Group Duty
Free Corp. Ltd. - Class H
17,173
0.0
662,000
(2)
China Tower Corp. Ltd. -
Class H
63,241
0.1
40,000  China Traditional Chinese
Medicine Holdings Co. Ltd.
18,634
0.0
29,000  China United Network
Communications Ltd. -
Class A
19,592
0.0
9,500  China Vanke Co. Ltd. -
Class A
17,112
0.0
30,600  China Vanke Co. Ltd. -
Class H
33,660
0.1
21,600  China Yangtze Power Co.
Ltd. - Class A
65,909
0.1
700  China Zhenhua Group
Science & Technology Co.
Ltd. - Class A
7,771
0.0
40,000
Chinasoft International Ltd.
28,375
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
600  Chongqing Brewery Co.
Ltd. - Class A
$ 7,020
0.0
8,760  Chongqing Changan
Automobile Co. Ltd. - Class
A
16,237
0.0
2,300  Chongqing Zhifei Biological
Products Co. Ltd. - Class A
15,338
0.0
30,000  Chow Tai Fook Jewellery
Group Ltd.
45,042
0.1
85,000
CITIC Ltd.
77,806
0.1
11,660  CITIC Securities Co. Ltd. -
Class A
34,825
0.1
21,825  CITIC Securities Co. Ltd. -
Class H
44,060
0.1
22,400
CMOC Group Ltd. - Class A
18,219
0.0
48,000
CMOC Group Ltd. - Class H
30,622
0.1
3,853  Contemporary Amperex
Technology Co. Ltd. - Class
A
107,625
0.1
4,300  COSCO SHIPPING Energy
Transportation Co. Ltd. -
Class A
7,959
0.0
20,000  COSCO SHIPPING Energy
Transportation Co. Ltd. -
Class H
21,771
0.0
13,060  COSCO SHIPPING
Holdings Co. Ltd. - Class A
17,571
0.0
45,650  COSCO SHIPPING
Holdings Co. Ltd. - Class H
46,660
0.1
12,000  COSCO SHIPPING Ports
Ltd.
7,817
0.0
182,133
(1)(3)
Country Garden Holdings
Co. Ltd.
21,000
0.0
32,000
(3)
Country Garden Services
Holdings Co. Ltd.
32,680
0.1
23,900
CRRC Corp. Ltd. - Class A
19,127
0.0
62,000
CRRC Corp. Ltd. - Class H
29,878
0.1
4,400  CSC Financial Co. Ltd. -
Class A
14,896
0.0
131,360  CSPC Pharmaceutical
Group Ltd.
96,069
0.1
14,800  Daqin Railway Co. Ltd. -
Class A
14,779
0.0
872
(1)
Daqo New Energy Corp.,
ADR
26,395
0.0
3,600  Dongfang Electric Corp.
Ltd. - Class A
7,718
0.0
40,000  Dongfeng Motor Group Co.
Ltd. - Class H
15,735
0.0
22,000
Dongyue Group Ltd.
16,475
0.0
6,000
(1)(2)
East Buy Holding Ltd.
28,174
0.0
14,443  East Money Information Co.
Ltd. - Class A
30,302
0.1
800  Ecovacs Robotics Co. Ltd.
- Class A
5,340
0.0
11,500
ENN Energy Holdings Ltd.
94,762
0.1
3,600  ENN Natural Gas Co. Ltd.
- Class A
8,594
0.0
1,945  Eve Energy Co. Ltd. - Class
A
12,078
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,600  Everbright Securities Co.
Ltd. - Class A
$ 10,555
0.0
21,000
Far East Horizon Ltd.
15,106
0.0
2,100  Flat Glass Group Co. Ltd. -
Class A
8,162
0.0
5,000  Flat Glass Group Co. Ltd. -
Class H
11,186
0.0
15,100  Focus Media Information
Technology Co. Ltd. - Class
A
14,811
0.0
4,269  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
22,360
0.0
34,968
Fosun International Ltd.
22,013
0.0
8,900  Foxconn Industrial Internet
Co. Ltd. - Class A
24,136
0.0
2,700  Fuyao Glass Industry
Group Co. Ltd. - Class A
13,686
0.0
8,400
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
38,424
0.1
1,780  Ganfeng Lithium Group Co.
Ltd. - Class A
10,926
0.0
5,440
(2)
Ganfeng Lithium Group Co.
Ltd. - Class H
22,215
0.0
302,000  GCL Technology Holdings
Ltd.
55,995
0.1
20,000  GD Power Development
Co. Ltd. - Class A
10,077
0.0
12,700
(1)
GDS Holdings Ltd. - Class
A
17,424
0.0
81,000  Geely Automobile Holdings
Ltd.
94,991
0.1
18,000
(1)
Genscript Biotech Corp.
47,126
0.1
7,400  GF Securities Co. Ltd. -
Class A
14,927
0.0
12,800  GF Securities Co. Ltd. -
Class H
17,102
0.0
660  GigaDevice Semiconductor,
Inc. - Class A
8,933
0.0
500  Ginlong Technologies Co.
Ltd. - Class A
5,389
0.0
3,900
GoerTek, Inc. - Class A
8,439
0.0
5,000  Goldwind Science &
Technology Co. Ltd. - Class
A
6,322
0.0
2,200
(1)
Gotion High-tech Co. Ltd. -
Class A
7,014
0.0
2,900  Great Wall Motor Co. Ltd. -
Class A
10,264
0.0
29,000
(3)
Great Wall Motor Co. Ltd. -
Class H
34,388
0.1
2,900  Gree Electric Appliances,
Inc. of Zhuhai - Class A
14,468
0.0
13,500  Greentown China Holdings
Ltd.
13,960
0.0
1,900  Guangdong Haid Group
Co. Ltd. - Class A
11,783
0.0
44,000
Guangdong Investment Ltd.
33,536
0.1
8,100  Guanghui Energy Co. Ltd.
- Class A
8,485
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,300  Guangzhou Automobile
Group Co. Ltd. - Class A
$ 8,675
0.0
41,200  Guangzhou Automobile
Group Co. Ltd. - Class H
20,304
0.0
1,900  Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd. - Class A
8,173
0.0
600  Guangzhou Kingmed
Diagnostics Group Co. Ltd.
- Class A
5,141
0.0
900  Guangzhou Shiyuan
Electronic Technology Co.
Ltd. - Class A
6,260
0.0
2,140  Guangzhou Tinci Materials
Technology Co. Ltd. - Class
A
7,943
0.0
7,300  Guosen Securities Co. Ltd.
- Class A
9,243
0.0
8,200  Guotai Junan Securities
Co. Ltd. - Class A
16,393
0.0
2,814
(1)
H World Group Ltd., ADR
110,956
0.1
25,000
(2)
Haidilao International
Holding Ltd.
66,658
0.1
6,100  Haier Smart Home Co. Ltd.
- Class A
19,827
0.0
35,600  Haier Smart Home Co. Ltd.
- Class H
111,270
0.1
56,200
(1)
Hainan Airlines Holding Co.
Ltd. - Class A
11,417
0.0
16,900
(1)
Hainan Airport
Infrastructure Co. Ltd. -
Class A
9,239
0.0
9,000  Haitian International
Holdings Ltd.
18,998
0.0
11,000  Haitong Securities Co. Ltd.
- Class A
15,041
0.0
38,000  Haitong Securities Co. Ltd.
- Class H
22,719
0.0
2,140  Hangzhou First Applied
Material Co. Ltd. - Class A
8,420
0.0
1,800  Hangzhou Silan
Microelectronics Co. Ltd. -
Class A
6,017
0.0
600  Hangzhou Tigermed
Consulting Co. Ltd. - Class
A
5,483
0.0
18,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
24,437
0.0
3,300  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
7,755
0.0
3,900  Henan Shuanghui
Investment & Development
Co. Ltd. - Class A
14,118
0.0
9,500  Hengan International Group
Co. Ltd.
30,226
0.1
6,920
(1)
Hengli Petrochemical Co.
Ltd. - Class A
13,674
0.0
500  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
10,305
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,000  Hoshine Silicon Industry
Co. Ltd. - Class A
$ 8,299
0.0
838  Hoyuan Green Energy Co.
Ltd. - Class A
4,810
0.0
9,000
(1)(2)
Hua Hong Semiconductor
Ltd.
22,630
0.0
9,400  Huadian Power
International Corp. Ltd. -
Class A
6,628
0.0
1,940  Huadong Medicine Co. Ltd.
- Class A
11,246
0.0
7,400  Huafon Chemical Co. Ltd.
- Class A
7,167
0.0
2,430  Hualan Biological
Engineering, Inc. - Class A
7,398
0.0
10,400
(1)
Huaneng Power
International, Inc. - Class A
11,206
0.0
58,000
(1)
Huaneng Power
International, Inc. - Class H
28,065
0.0
8,500  Huatai Securities Co. Ltd. -
Class A
18,511
0.0
18,400
(2)
Huatai Securities Co. Ltd. -
Class H
23,460
0.0
14,100  Huaxia Bank Co. Ltd. -
Class A
11,059
0.0
4,000  Huayu Automotive Systems
Co. Ltd. - Class A
10,308
0.0
600  Huizhou Desay Sv
Automotive Co. Ltd. - Class
A
11,865
0.0
2,000  Humanwell Healthcare
Group Co. Ltd. - Class A
6,643
0.0
2,063  Hundsun Technologies, Inc.
- Class A
9,213
0.0
5,000
(2)(3)
Hygeia Healthcare Holdings
Co. Ltd.
27,977
0.0
1,668  IEIT Systems Co. Ltd. -
Class A
8,589
0.0
2,000
Iflytek Co. Ltd. - Class A
13,929
0.0
227  Imeik Technology
Development Co. Ltd. -
Class A
12,182
0.0
57,600  Industrial & Commercial
Bank of China Ltd. - Class A
36,939
0.1
894,000  Industrial & Commercial
Bank of China Ltd. - Class
H
428,799
0.5
19,000  Industrial Bank Co. Ltd. -
Class A
42,508
0.1
10,920  Industrial Securities Co.
Ltd. - Class A
9,648
0.0
600  Ingenic Semiconductor Co.
Ltd. - Class A
6,082
0.0
53,400
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. - Class
A
12,606
0.0
12,500  Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd. - Class A
7,013
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,100  Inner Mongolia Yili
Industrial Group Co. Ltd. -
Class A
$ 22,252
0.0
14,500
(1)
Inner Mongolia Yitai Coal
Co. Ltd. - Class B
20,304
0.0
1,400
(1)
Inner Mongolia Yitai Coal
Co. Ltd. - Class B
1,960
0.0
15,500
(1)(2)
Innovent Biologics, Inc.
75,288
0.1
6,382
(1)
iQIYI, Inc., ADR
30,251
0.1
3,024  JA Solar Technology Co.
Ltd. - Class A
10,636
0.0
2,100  JCET Group Co. Ltd. -
Class A
8,791
0.0
16,250
(1)(2)
JD Health International, Inc.
83,507
0.1
30,200
(1)(2)
JD Logistics, Inc.
38,188
0.1
33,009
JD.com, Inc. - Class A
480,242
0.5
5,800  Jiangsu Eastern
Shenghong Co. Ltd. - Class
A
9,203
0.0
16,000  Jiangsu Expressway Co.
Ltd. - Class H
14,432
0.0
1,420  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
12,454
0.0
5,877  Jiangsu Hengrui
Pharmaceuticals Co. Ltd. -
Class A
36,334
0.1
1,400  Jiangsu King's Luck
Brewery JSC Ltd. - Class A
11,288
0.0
500  Jiangsu Pacific Quartz Co.
Ltd. - Class A
7,316
0.0
1,376  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. - Class
A
24,511
0.0
1,400  Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd. - Class A
6,605
0.0
4,000  Jiangsu Zhongtian
Technology Co. Ltd. - Class
A
8,160
0.0
18,000  Jiangxi Copper Co. Ltd. -
Class H
28,077
0.0
6,862  Jinko Solar Co. Ltd. - Class
A
9,534
0.0
500  JiuGui Liquor Co. Ltd. -
Class A
6,081
0.0
14,000
(2)
Jiumaojiu International
Holdings Ltd.
18,945
0.0
647
JOYY, Inc., ADR
24,657
0.0
2,699
(1)
Kanzhun Ltd., ADR
40,944
0.1
9,486
KE Holdings, Inc., ADR
147,223
0.2
9,500
Kingboard Holdings Ltd.
21,278
0.0
41,000
(1)
Kingdee International
Software Group Co. Ltd.
50,179
0.1
14,200
Kingsoft Corp. Ltd.
51,167
0.1
33,000
(1)(2)
Kuaishou Technology
262,538
0.3
3,100  Kuang-Chi Technologies
Co. Ltd. - Class A
6,144
0.0
58,000
Kunlun Energy Co. Ltd.
49,912
0.1
1,600
(1)
Kunlun Tech Co. Ltd. -
Class A
8,395
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,100  Kweichow Moutai Co. Ltd.
- Class A
$ 272,814
0.3
3,300
LB Group Co. Ltd. - Class A
8,330
0.0
106,000
Lenovo Group Ltd.
108,685
0.1
5,500  Lens Technology Co. Ltd. -
Class A
9,278
0.0
2,500  Lepu Medical Technology
Beijing Co. Ltd. - Class A
5,632
0.0
16,000
(1)
Li Auto, Inc. - Class A
285,530
0.3
34,000
Li Ning Co. Ltd.
141,973
0.2
9,400  Lingyi iTech Guangdong
Co. - Class A
7,367
0.0
28,000
(2)
Longfor Group Holdings
Ltd.
50,053
0.1
6,744  LONGi Green Energy
Technology Co. Ltd. - Class
A
25,302
0.0
10,153
Lufax Holding Ltd., ADR
10,762
0.0
6,366  Luxshare Precision Industry
Co. Ltd. - Class A
26,110
0.0
1,400  Luzhou Laojiao Co. Ltd. -
Class A
41,877
0.1
2,090  Mango Excellent Media Co.
Ltd. - Class A
8,126
0.0
636  Maxscend Microelectronics
Co. Ltd. - Class A
10,181
0.0
71,940
(1)(2)
Meituan - Class B
1,041,417
1.1
19,200  Metallurgical Corp. of China
Ltd. - Class A
9,675
0.0
12,700
(1)(3)
Microport Scientific Corp.
19,099
0.0
3,600  Ming Yang Smart Energy
Group Ltd. - Class A
7,790
0.0
1,336  MINISO Group Holding
Ltd., ADR
34,602
0.1
12,000
Minth Group Ltd.
30,843
0.1
1,186  Montage Technology Co.
Ltd. - Class A
8,075
0.0
4,912  Muyuan Foods Co. Ltd. -
Class A
25,534
0.0
7,961  NARI Technology Co. Ltd.
- Class A
24,222
0.0
3,400
(1)
National Silicon Industry
Group Co. Ltd. - Class A
9,240
0.0
500  NAURA Technology Group
Co. Ltd. - Class A
16,543
0.0
27,300
NetEase, Inc.
547,399
0.6
2,300  New China Life Insurance
Co. Ltd. - Class A
11,655
0.0
12,000  New China Life Insurance
Co. Ltd. - Class H
28,782
0.0
5,600
(1)
New Hope Liuhe Co. Ltd. -
Class A
8,450
0.0
20,800
(1)
New Oriental Education &
Technology Group, Inc.
123,093
0.1
1,800
Ninestar Corp. - Class A
6,378
0.0
460  Ningbo Deye Technology
Co. Ltd. - Class A
4,886
0.0
3,293  Ningbo Shanshan Co. Ltd.
- Class A
6,285
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,200  Ningbo Tuopu Group Co.
Ltd. - Class A
$ 12,262
0.0
8,300  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
16,292
0.0
19,623
(1)
NIO, Inc., ADR
177,392
0.2
25,600
(2)
Nongfu Spring Co. Ltd. -
Class H
146,819
0.2
520  Oppein Home Group, Inc.
- Class A
6,853
0.0
8,120  Orient Securities Co. Ltd./
China - Class A
10,720
0.0
12,300
(1)
Pangang Group Vanadium
Titanium & Resources Co.
Ltd. - Class A
6,199
0.0
8,447
(1)
PDD Holdings, Inc., ADR
828,397
0.9
133,000  People's Insurance Co.
Group of China Ltd. - Class
H
47,579
0.1
19,500  PetroChina Co. Ltd. - Class
A
21,311
0.0
302,000  PetroChina Co. Ltd. - Class
H
226,329
0.3
2,025  Pharmaron Beijing Co. Ltd.
- Class A
8,654
0.0
93,244  PICC Property & Casualty
Co. Ltd. - Class H
119,398
0.1
17,600  Ping An Bank Co. Ltd. -
Class A
27,132
0.0
7,300
(1)(2)(3)
Ping An Healthcare and
Technology Co. Ltd.
16,987
0.0
9,800  Ping An Insurance Group
Co. of China Ltd. - Class A
65,327
0.1
93,000  Ping An Insurance Group
Co. of China Ltd. - Class H
527,463
0.6
10,800  Poly Developments and
Holdings Group Co. Ltd. -
Class A
18,944
0.0
7,800
(2)
Pop Mart International
Group Ltd.
22,943
0.0
26,800  Postal Savings Bank of
China Co. Ltd. - Class A
18,299
0.0
116,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
58,412
0.1
17,200  Power Construction Corp.
of China Ltd. - Class A
12,632
0.0
242  Pylon Technologies Co. Ltd.
- Class A
4,344
0.0
1,617
Qifu Technology, Inc., ADR
24,837
0.0
5,926
(1)
Qinghai Salt Lake Industry
Co. Ltd. - Class A
13,961
0.0
9,850  Rongsheng Petrochemical
Co. Ltd. - Class A
16,099
0.0
8,200  SAIC Motor Corp. Ltd. -
Class A
16,685
0.0
5,500  Sanan Optoelectronics Co.
Ltd. - Class A
11,632
0.0
400
(1)
Sangfor Technologies, Inc.
- Class A
5,118
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
16,000  Sany Heavy Equipment
International Holdings Co.
Ltd.
$ 25,214
0.0
8,300  Sany Heavy Industry Co.
Ltd. - Class A
18,128
0.0
4,455  Satellite Chemical Co. Ltd.
- Class A
9,375
0.0
10,000  SDIC Power Holdings Co.
Ltd. - Class A
16,114
0.0
3,200
(1)
Seazen Holdings Co. Ltd. -
Class A
5,863
0.0
2,100
(1)
Seres Group Co. Ltd. -
Class A
16,162
0.0
4,600  SF Holding Co. Ltd. - Class
A
25,849
0.0
520
SG Micro Corp. - Class A
5,536
0.0
8,700  Shaanxi Coal Industry Co.
Ltd. - Class A
22,051
0.0
4,664  Shandong Gold Mining Co.
Ltd. - Class A
15,984
0.0
9,250
(2)
Shandong Gold Mining Co.
Ltd. - Class H
17,404
0.0
2,410  Shandong Hualu
Hengsheng Chemical Co.
Ltd. - Class A
10,606
0.0
17,030  Shandong Nanshan
Aluminum Co. Ltd. - Class A
7,339
0.0
36,800  Shandong Weigao Group
Medical Polymer Co. Ltd. -
Class H
32,248
0.1
2,400  Shanghai Aiko Solar Energy
Co. Ltd. - Class A
7,361
0.0
1,300  Shanghai Bairun
Investment Holding Group
Co. Ltd. - Class A
5,146
0.0
1,776  Shanghai Baosight
Software Co. Ltd. - Class A
11,010
0.0
8,316  Shanghai Baosight
Software Co. Ltd. - Class B
17,526
0.0
700  Shanghai Baosight
Software Co. Ltd. - Class B
1,475
0.0
16,600
(1)
Shanghai Electric Group
Co. Ltd. - Class A
10,648
0.0
2,900  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class A
11,370
0.0
6,000  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class H
14,031
0.0
1,400
(1)
Shanghai International
Airport Co. Ltd. - Class A
7,293
0.0
9,400  Shanghai International Port
Group Co. Ltd. - Class A
6,640
0.0
1,200  Shanghai Jinjiang
International Hotels Co. Ltd.
- Class A
6,203
0.0
1,200  Shanghai M&G Stationery,
Inc. - Class A
6,000
0.0
11,900  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
18,528
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
26,700  Shanghai Pudong
Development Bank Co. Ltd.
- Class A
$ 26,038
0.0
2,326  Shanghai Putailai New
Energy Technology Co. Ltd.
- Class A
9,344
0.0
8,400  Shanghai RAAS Blood
Products Co. Ltd. - Class A
8,026
0.0
5,800  Shanxi Coking Coal Energy
Group Co. Ltd. - Class A
7,990
0.0
3,550  Shanxi Lu'an Environmental
Energy Development Co.
Ltd. - Class A
9,261
0.0
6,600
(1)
Shanxi Meijin Energy Co.
Ltd. - Class A
6,350
0.0
880  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
29,043
0.0
500  Shede Spirits Co. Ltd. -
Class A
8,641
0.0
3,300  Shengyi Technology Co.
Ltd. - Class A
6,952
0.0
720  Shennan Circuits Co. Ltd.
- Class A
6,579
0.0
24,400  Shenwan Hongyuan Group
Co. Ltd. - Class A
14,508
0.0
1,900  Shenzhen Inovance
Technology Co. Ltd. - Class
A
17,363
0.0
20,993  Shenzhen International
Holdings Ltd.
12,919
0.0
1,100  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
40,874
0.1
980  Shenzhen New Industries
Biomedical Engineering Co.
Ltd. - Class A
8,523
0.0
11,400
(1)
Shenzhen Overseas
Chinese Town Co. Ltd. -
Class A
6,635
0.0
500  Shenzhen SC New Energy
Technology Corp. - Class A
5,218
0.0
618  Shenzhen Transsion
Holdings Co. Ltd. - Class A
12,378
0.0
12,000  Shenzhou International
Group Holdings Ltd.
114,116
0.1
2,060  Shijiazhuang Yiling
Pharmaceutical Co. Ltd. -
Class A
6,630
0.0
5,000  Sichuan Chuantou Energy
Co. Ltd. - Class A
10,131
0.0
1,900  Sichuan Kelun
Pharmaceutical Co. Ltd. -
Class A
7,591
0.0
7,720  Sichuan Road and Bridge
Group Co. Ltd. - Class A
9,162
0.0
5,000
Silergy Corp.
47,394
0.1
20,000  Sinopharm Group Co. Ltd.
- Class H
57,986
0.1
9,000
Sinotruk Hong Kong Ltd.
17,308
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
679
(1)
Skshu Paint Co. Ltd. -
Class A
$ 6,410
0.0
26,000
(2)(3)
Smoore International
Holdings Ltd.
23,474
0.0
3,740  Songcheng Performance
Development Co. Ltd. -
Class A
6,272
0.0
1,400
(1)
Spring Airlines Co. Ltd. -
Class A
10,523
0.0
200  StarPower Semiconductor
Ltd. - Class A
4,935
0.0
1,300  Sungrow Power Supply Co.
Ltd. - Class A
15,935
0.0
10,400  Sunny Optical Technology
Group Co. Ltd.
72,075
0.1
870  SUPCON Technology Co.
Ltd. - Class A
5,693
0.0
2,200  Suzhou Dongshan
Precision Manufacturing
Co. Ltd. - Class A
5,226
0.0
448  Suzhou Maxwell
Technologies Co. Ltd. -
Class A
7,792
0.0
6,671
(1)
TAL Education Group, ADR
60,773
0.1
5,850
TBEA Co. Ltd. - Class A
11,915
0.0
21,220
(1)
TCL Technology Group
Corp. - Class A
11,889
0.0
3,825  TCL Zhonghuan Renewable
Energy Technology Co. Ltd.
- Class A
12,245
0.0
94,700
Tencent Holdings Ltd.
3,670,947
3.9
10,557
(1)
Tencent Music
Entertainment Group, ADR
67,354
0.1
600  Thunder Software
Technology Co. Ltd. - Class
A
6,281
0.0
1,500  Tianqi Lithium Corp. - Class
A
11,331
0.0
30,000  Tingyi Cayman Islands
Holding Corp.
41,911
0.1
18,400
(1)
Tongcheng Travel Holdings
Ltd.
40,246
0.1
15,900  Tongling Nonferrous Metals
Group Co. Ltd. - Class A
6,956
0.0
4,100
Tongwei Co. Ltd. - Class A
18,152
0.0
600
(1)
Topchoice Medical Corp. -
Class A
7,276
0.0
27,000
(2)
Topsports International
Holdings Ltd.
20,413
0.0
13,000  TravelSky Technology Ltd.
- Class H
22,416
0.0
2,179  Trina Solar Co. Ltd. - Class
A
9,154
0.0
7,800
(1)
Trip.com Group Ltd.
274,923
0.3
800  Tsingtao Brewery Co. Ltd.
- Class A
9,602
0.0
8,000  Tsingtao Brewery Co. Ltd.
- Class H
65,144
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
959
(1)
Unigroup Guoxin
Microelectronics Co. Ltd. -
Class A
$ 11,468
0.0
19,000  Uni-President China
Holdings Ltd.
13,345
0.0
2,900
(1)
Unisplendour Corp. Ltd. -
Class A
9,372
0.0
600
(1)
Verisilicon Microelectronics
Shanghai Co. Ltd. - Class A
4,939
0.0
4,643
(1)
Vipshop Holdings Ltd., ADR
74,334
0.1
2,140  Walvax Biotechnology Co.
Ltd. - Class A
6,904
0.0
3,000  Wanhua Chemical Group
Co. Ltd. - Class A
36,437
0.1
71,000  Want Want China Holdings
Ltd.
46,275
0.1
1,083
Weibo Corp., ADR
13,581
0.0
8,700  Weichai Power Co. Ltd. -
Class A
14,936
0.0
27,000  Weichai Power Co. Ltd. -
Class H
36,596
0.1
6,220  Wens Foodstuffs Group Co.
Ltd. - Class A
14,833
0.0
6,800  Western Securities Co. Ltd.
- Class A
6,167
0.0
961  Western Superconducting
Technologies Co. Ltd. -
Class A
6,021
0.0
1,260  Will Semiconductor Co. Ltd.
Shanghai - Class A
16,120
0.0
1,400
(1)
Wingtech Technology Co.
Ltd. - Class A
8,385
0.0
6,138  Wuhan Guide Infrared Co.
Ltd. - Class A
6,407
0.0
3,500  Wuliangye Yibin Co. Ltd. -
Class A
75,421
0.1
2,430  WUS Printed Circuit
Kunshan Co. Ltd. - Class A
7,500
0.0
2,476  WuXi AppTec Co. Ltd. -
Class A
29,425
0.0
5,141
(2)
WuXi AppTec Co. Ltd. -
Class H
61,307
0.1
54,000
(1)(2)
Wuxi Biologics Cayman,
Inc.
313,840
0.3
13,600  XCMG Construction
Machinery Co. Ltd. - Class
A
11,891
0.0
4,200  Xiamen C & D, Inc. - Class
A
5,728
0.0
216,600
(1)(2)
Xiaomi Corp. - Class B
339,327
0.4
2,000  Xinjiang Daqo New Energy
Co. Ltd. - Class A
11,085
0.0
72,000
Xinyi Solar Holdings Ltd.
53,522
0.1
14,300
(1)
XPeng, Inc. - Class A
130,665
0.2
19,500  Xtep International Holdings
Ltd.
17,961
0.0
18,000
(2)
Yadea Group Holdings Ltd.
33,332
0.1
4,350  Yankuang Energy Group
Co. Ltd. - Class A
12,079
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
33,000  Yankuang Energy Group
Co. Ltd. - Class H
$ 62,253
0.1
1,500  Yealink Network Technology
Corp. Ltd. - Class A
7,335
0.0
1,260  Yifeng Pharmacy Chain Co.
Ltd. - Class A
6,069
0.0
7,000  Yihai International Holding
Ltd.
12,010
0.0
1,700  Yihai Kerry Arawana
Holdings Co. Ltd. - Class A
8,032
0.0
3,718  Yonyou Network
Technology Co. Ltd. - Class
A
8,494
0.0
4,200  YTO Express Group Co.
Ltd. - Class A
8,668
0.0
20,760
Yuexiu Property Co. Ltd.
23,863
0.0
5,914
Yum China Holdings, Inc.
329,528
0.4
4,600  Yunnan Aluminium Co. Ltd.
- Class A
9,544
0.0
2,100  Yunnan Baiyao Group Co.
Ltd. - Class A
15,357
0.0
700  Yunnan Botanee Bio-
Technology Group Co. Ltd.
- Class A
8,977
0.0
1,000  Yunnan Energy New
Material Co. Ltd. - Class A
8,237
0.0
13,200
(1)(3)
Zai Lab Ltd.
32,301
0.1
2,300  Zangge Mining Co. Ltd. -
Class A
7,210
0.0
600  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd. -
Class A
22,670
0.0
18,000  Zhaojin Mining Industry Co.
Ltd. - Class H
24,814
0.0
8,680
(1)
Zhejiang Century Huatong
Group Co. Ltd. - Class A
5,740
0.0
7,700  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
9,533
0.0
2,700  Zhejiang Chint Electrics Co.
Ltd. - Class A
8,645
0.0
3,700  Zhejiang Dahua Technology
Co. Ltd. - Class A
11,309
0.0
18,000  Zhejiang Expressway Co.
Ltd. - Class H
13,394
0.0
1,820  Zhejiang Huayou Cobalt
Co. Ltd. - Class A
9,401
0.0
1,300  Zhejiang Jingsheng
Mechanical & Electrical Co.
Ltd. - Class A
8,506
0.0
3,680  Zhejiang Juhua Co. Ltd. -
Class A
7,668
0.0
4,112  Zhejiang NHU Co. Ltd. -
Class A
9,159
0.0
2,500  Zhejiang Sanhua Intelligent
Controls Co. Ltd. - Class A
10,201
0.0
16,700
(1)
Zhejiang Zheneng Electric
Power Co. Ltd. - Class A
9,717
0.0
5,400  Zheshang Securities Co.
Ltd. - Class A
7,474
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
10,300
(1)(2)
ZhongAn Online P&C
Insurance Co. Ltd. - Class
H
$ 30,193
0.1
800  Zhongji Innolight Co. Ltd. -
Class A
12,771
0.0
7,600  Zhongjin Gold Corp. Ltd. -
Class A
11,349
0.0
11,000  Zhongsheng Group
Holdings Ltd.
30,799
0.1
8,400  Zhongtai Securities Co. Ltd.
- Class A
8,191
0.0
8,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
28,322
0.0
20,500  Zijin Mining Group Co. Ltd.
- Class A
34,100
0.1
72,000  Zijin Mining Group Co. Ltd.
- Class H
109,152
0.1
9,300  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
8,741
0.0
3,900
ZTE Corp. - Class A
17,511
0.0
10,440
ZTE Corp. - Class H
31,416
0.1
6,078  ZTO Express Cayman, Inc.,
ADR
146,905
0.2
27,443,935
29.0
Colombia : 0.1%
3,367  Bancolombia SA -
Preference Shares
25,657
0.1
6,087  Interconexion Electrica SA
ESP
22,244
0.0
47,901
0.1
Czechia : 0.2%
2,131
CEZ AS
90,511
0.1
1,079
Komercni Banka AS
31,372
0.1
4,559
(2)
Moneta Money Bank AS
16,558
0.0
138,441
0.2
Egypt : 0.1%
37,448  Commercial International
Bank Egypt SAE
72,769
0.1
17,999
Eastern Co. SAE
14,075
0.0
19,666
(1)
EFG Holding S.A.E.
9,386
0.0
96,230
0.1
Greece : 0.4%
32,589
(1)
Alpha Services and
Holdings SA
43,097
0.0
37,951
(1)
Eurobank Ergasias
Services and Holdings SA
58,373
0.1
4,349
(1)(4)
FF Group
—
—
2,243  Hellenic
Telecommunications
Organization SA
32,715
0.0
1,704
JUMBO SA
46,840
0.1
867  Motor Oil Hellas Corinth
Refineries SA
21,944
0.0
1,529
Mytilineos SA
56,279
0.1
7,962
(1)
National Bank of Greece SA
44,825
0.0
2,757
OPAP SA
46,157
0.1
8,830
(1)
Piraeus Financial Holdings
SA
26,059
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece (continued)
3,018
(1)
Public Power Corp. SA
$ 30,239
0.0
406,528
0.4
Hong Kong : 0.2%
62,000  Bosideng International
Holdings Ltd.
26,615
0.1
14,500  Kingboard Laminates
Holdings Ltd.
10,233
0.0
25,000  Nine Dragons Paper
Holdings Ltd.
14,023
0.0
1,500  Orient Overseas
International Ltd.
19,979
0.0
155,250
Sino Biopharmaceutical Ltd.
55,883
0.1
6,000  Vinda International
Holdings Ltd.
14,374
0.0
141,107
0.2
Hungary : 0.2%
6,336  MOL Hungarian Oil & Gas
PLC
47,991
0.1
3,444
OTP Bank Nyrt
124,170
0.1
1,680
Richter Gedeon Nyrt
40,664
0.0
212,825
0.2
India : 15.3%
766
ABB India Ltd.
37,734
0.0
2,508
Adani Enterprises Ltd.
72,642
0.1
4,655
(1)
Adani Green Energy Ltd.
55,336
0.1
7,733  Adani Ports & Special
Economic Zone Ltd.
76,647
0.1
11,201
(1)
Adani Power Ltd.
50,912
0.1
8,869
Ambuja Cements Ltd.
45,216
0.0
1,463  Apollo Hospitals Enterprise
Ltd.
90,338
0.1
16,994
Ashok Leyland Ltd.
36,141
0.0
5,471
Asian Paints Ltd.
207,944
0.2
1,439
Astral Ltd.
33,045
0.0
2,280
(2)
AU Small Finance Bank
Ltd.
19,513
0.0
3,733
Aurobindo Pharma Ltd.
41,023
0.0
2,338
(1)(2)
Avenue Supermarts Ltd.
103,267
0.1
32,171
Axis Bank Ltd.
400,456
0.4
990
Bajaj Auto Ltd.
60,216
0.1
3,852
Bajaj Finance Ltd.
361,312
0.4
5,512
Bajaj Finserv Ltd.
101,905
0.1
375  Bajaj Holdings &
Investment Ltd.
32,054
0.0
1,103
Balkrishna Industries Ltd.
33,904
0.0
10,887
(2)
Bandhan Bank Ltd.
32,881
0.0
14,654
Bank of Baroda
37,627
0.0
4,183
Berger Paints India Ltd.
28,608
0.0
53,450
Bharat Electronics Ltd.
88,804
0.1
3,696
Bharat Forge Ltd.
48,505
0.1
11,468
Bharat Petroleum Corp. Ltd.
47,839
0.1
31,532
Bharti Airtel Ltd.
351,151
0.4
1,572
Britannia Industries Ltd.
85,847
0.1
8,805  CG Power & Industrial
Solutions Ltd.
46,797
0.0
5,981  Cholamandalam Investment
and Finance Co. Ltd.
87,486
0.1
7,613
Cipla Ltd./India
108,577
0.1
22,548
Coal India Ltd.
79,969
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
1,747  Colgate-Palmolive India
Ltd.
$ 42,130
0.0
3,864  Container Corp. Of India
Ltd.
33,239
0.0
1,655
Cummins India Ltd.
33,729
0.0
7,538
Dabur India Ltd.
49,947
0.1
1,749
Divi's Laboratories Ltd.
79,119
0.1
8,952
DLF Ltd.
57,091
0.1
1,569  Dr Reddy's Laboratories
Ltd.
105,296
0.1
1,998
Eicher Motors Ltd.
82,775
0.1
33,555
GAIL India Ltd.
50,185
0.1
5,980
(1)
Godrej Consumer Products
Ltd.
71,338
0.1
1,774
(1)
Godrej Properties Ltd.
33,104
0.0
3,895
Grasim Industries Ltd.
90,876
0.1
3,696
Havells India Ltd.
61,664
0.1
13,468
HCL Technologies Ltd.
199,615
0.2
979
(2)
HDFC Asset Management
Co. Ltd.
31,182
0.0
39,084
HDFC Bank Ltd.
716,797
0.8
13,937
(2)
HDFC Life Insurance Co.
Ltd.
106,747
0.1
1,612
Hero MotoCorp Ltd.
59,229
0.1
18,085
Hindalco Industries Ltd.
106,748
0.1
2,464
Hindustan Aeronautics Ltd.
57,086
0.1
8,505
(1)
Hindustan Petroleum Corp.
Ltd.
26,106
0.0
11,606
Hindustan Unilever Ltd.
344,200
0.4
72,472
ICICI Bank Ltd.
830,297
0.9
3,481
(2)
ICICI Lombard General
Insurance Co. Ltd.
54,757
0.1
5,058
(2)
ICICI Prudential Life
Insurance Co. Ltd.
34,423
0.0
40,832
(1)
IDFC First Bank Ltd.
46,764
0.0
12,477
Indian Hotels Co. Ltd.
61,600
0.1
40,798
Indian Oil Corp. Ltd.
44,623
0.0
3,344  Indian Railway Catering &
Tourism Corp. Ltd.
27,361
0.0
4,437
Indraprastha Gas Ltd.
24,250
0.0
1,036
Info Edge India Ltd.
51,802
0.1
47,125
Infosys Ltd.
809,858
0.9
1,939
(1)(2)
InterGlobe Aviation Ltd.
55,492
0.1
42,307
ITC Ltd.
226,047
0.2
5,257
Jindal Steel & Power Ltd.
44,209
0.0
7,869
JSW Steel Ltd.
73,611
0.1
5,706
Jubilant Foodworks Ltd.
36,525
0.0
15,445
Kotak Mahindra Bank Ltd.
321,874
0.3
9,743
Larsen & Toubro Ltd.
353,991
0.4
1,291
(2)
LTIMindtree Ltd.
80,663
0.1
2,883
Lupin Ltd.
40,595
0.0
13,253
Mahindra & Mahindra Ltd.
247,484
0.3
7,480
Marico Ltd.
50,499
0.1
1,932
Maruti Suzuki India Ltd.
246,329
0.3
11,331  Max Healthcare Institute
Ltd.
77,402
0.1
1,103
Mphasis Ltd.
31,446
0.0
28
MRF Ltd.
36,132
0.0
1,600
Muthoot Finance Ltd.
24,088
0.0
448
Nestle India Ltd.
121,249
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
62,716
NTPC Ltd.
$ 185,115
0.2
45,913
Oil & Natural Gas Corp. Ltd.
105,700
0.1
89
Page Industries Ltd.
41,696
0.0
10,809
Petronet LNG Ltd.
31,155
0.0
1,128
PI Industries Ltd.
46,852
0.1
1,945
Pidilite Industries Ltd.
57,046
0.1
16,403
Power Finance Corp. Ltd.
49,666
0.1
66,724  Power Grid Corp. of India
Ltd.
160,158
0.2
15,109
REC Ltd.
52,192
0.1
42,899
Reliance Industries Ltd.
1,207,807
1.3
43,439
(1)
Reliance Strategic
Investments Ltd.
120,941
0.1
35,340  Samvardhana Motherson
International Ltd.
40,710
0.0
4,132  SBI Cards & Payment
Services Ltd.
39,294
0.0
6,503
(2)
SBI Life Insurance Co. Ltd.
102,007
0.1
141
Shree Cement Ltd.
43,148
0.0
3,985
Shriram Finance Ltd.
91,963
0.1
1,293
Siemens Ltd.
57,084
0.1
5,926
(2)
Sona Blw Precision
Forgings Ltd.
41,550
0.0
2,212
SRF Ltd.
59,751
0.1
25,429
State Bank of India
182,659
0.2
12,937  Sun Pharmaceutical
Industries Ltd.
180,089
0.2
831
Supreme Industries Ltd.
41,244
0.0
12,920  Tata Consultancy Services
Ltd.
547,061
0.6
8,126  Tata Consumer Products
Ltd.
85,648
0.1
494
Tata Elxsi Ltd.
42,868
0.0
23,737
Tata Motors Ltd.
179,544
0.2
21,227
Tata Power Co. Ltd.
66,898
0.1
105,761
Tata Steel Ltd.
163,581
0.2
7,723
Tech Mahindra Ltd.
113,383
0.1
5,066
Titan Co. Ltd.
191,632
0.2
1,430  Torrent Pharmaceuticals
Ltd.
33,181
0.0
2,662
Trent Ltd.
66,536
0.1
1,550  Tube Investments of India
Ltd.
55,624
0.1
3,549
TVS Motor Co. Ltd.
64,851
0.1
1,658
UltraTech Cement Ltd.
164,419
0.2
4,167
(1)
United Spirits Ltd.
50,423
0.1
5,694
UPL Ltd.
42,163
0.0
6,630
Varun Beverages Ltd.
75,273
0.1
10,927
Vedanta Ltd.
29,127
0.0
16,716
Wipro Ltd.
81,406
0.1
193,986
(1)
Yes Bank Ltd.
40,236
0.0
62,535
(1)
Zomato Ltd.
76,168
0.1
14,503,119
15.3
Indonesia : 1.9%
209,200  Adaro Energy Indonesia
Tbk PT
38,481
0.1
124,500
Aneka Tambang Tbk
14,570
0.0
293,200
Astra International Tbk PT
117,767
0.1
781,700
Bank Central Asia Tbk PT
445,362
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
533,500  Bank Mandiri Persero Tbk
PT
$ 207,652
0.2
110,000  Bank Negara Indonesia
Persero Tbk PT
73,374
0.1
963,338  Bank Rakyat Indonesia
Persero Tbk PT
325,351
0.4
394,096
Barito Pacific Tbk PT
33,131
0.0
106,300
(1)
Charoen Pokphand
Indonesia Tbk PT
37,281
0.0
12,223,000
(1)
GoTo Gojek Tokopedia
Tbk PT
66,875
0.1
36,800  Indah Kiat Pulp & Paper
Tbk PT
26,388
0.0
30,600  Indofood CBP Sukses
Makmur Tbk PT
21,930
0.0
61,300  Indofood Sukses Makmur
Tbk PT
26,241
0.0
310,400
Kalbe Farma Tbk PT
35,177
0.0
178,756
(1)
Merdeka Copper Gold Tbk
PT
33,209
0.0
275,300  Sarana Menara Nusantara
Tbk PT
17,094
0.0
47,687  Semen Indonesia Persero
Tbk PT
19,798
0.0
241,900  Sumber Alfaria Trijaya Tbk
PT
46,330
0.1
667,700  Telkom Indonesia Persero
Tbk PT
161,855
0.2
108,000
Unilever Indonesia Tbk PT
26,132
0.0
23,300
United Tractors Tbk PT
42,511
0.1
36,500
Vale Indonesia Tbk PT
13,304
0.0
1,829,813
1.9
Kuwait : 0.8%
22,556
(1)
Agility Public Warehousing
Co. KSC
40,623
0.1
20,219
Boubyan Bank KSCP
39,508
0.0
27,966
Gulf Bank KSCP
23,771
0.0
110,875  Kuwait Finance House
KSCP
262,521
0.3
8,811
Mabanee Co. KPSC
23,495
0.0
29,520  Mobile Telecommunications
Co. KSCP
46,460
0.1
106,513  National Bank of Kuwait
SAKP
312,149
0.3
748,527
0.8
Luxembourg : 0.1%
1,981
Reinet Investments SCA
43,497
0.1
Malaysia : 1.3%
23,400
AMMB Holdings Bhd
18,423
0.0
38,500
Axiata Group Bhd
20,405
0.0
53,400
CELCOMDIGI BHD
49,701
0.1
93,300
CIMB Group Holdings Bhd
107,784
0.1
50,842
Dialog Group Bhd
22,913
0.0
25,700
Gamuda Bhd
24,248
0.0
30,000
Genting Bhd
26,616
0.0
41,200
Genting Malaysia Bhd
21,906
0.0
9,372
Hong Leong Bank Bhd
38,894
0.1
3,092  Hong Leong Financial
Group Bhd
11,656
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
32,100
IHH Healthcare Bhd
$ 39,888
0.1
36,000
Inari Amertron Bhd
22,172
0.0
35,600
IOI Corp. Bhd
30,131
0.1
6,500
Kuala Lumpur Kepong Bhd
29,590
0.0
78,000
Malayan Banking Bhd
145,916
0.2
9,200  Malaysia Airports Holdings
Bhd
13,971
0.0
33,500
Maxis Bhd
28,798
0.0
19,300
MISC Bhd
29,076
0.0
23,300
(2)
MR DIY Group M Bhd
7,484
0.0
1,000
Nestle Malaysia Bhd
26,942
0.0
42,500  Petronas Chemicals Group
Bhd
64,959
0.1
4,100
Petronas Dagangan Bhd
19,543
0.0
9,000
Petronas Gas Bhd
32,279
0.1
8,980
PPB Group Bhd
29,607
0.0
56,100  Press Metal Aluminium
Holdings Bhd
56,169
0.1
208,300
Public Bank Bhd
179,967
0.2
14,000
QL Resources Bhd
16,280
0.0
20,476
RHB Bank Bhd
23,659
0.0
35,900
Sime Darby Bhd
16,869
0.0
29,200
Sime Darby Plantation Bhd
26,585
0.0
16,100
Telekom Malaysia Bhd
16,787
0.0
34,100
Tenaga Nasional Bhd
72,522
0.1
1,271,740
1.3
Mexico : 2.4%
42,692
Alfa SAB de CV - Class A
27,829
0.0
264,793
America Movil SAB de CV
228,669
0.2
6,674  Arca Continental SAB de
CV
60,802
0.1
11,122
(2)
Banco del Bajio SA
34,851
0.0
218,427
(1)
Cemex SAB de CV
142,255
0.2
6,692  Coca-Cola Femsa SAB
de CV
52,269
0.1
42,760  Fibra Uno Administracion
SA de CV
71,522
0.1
27,530  Fomento Economico
Mexicano SAB de CV
300,109
0.3
2,797  Gruma SAB de CV - Class
B
47,776
0.1
5,601  Grupo Aeroportuario del
Pacifico SAB de CV - Class
B
91,959
0.1
2,491  Grupo Aeroportuario del
Sureste SAB de CV - Class
B
61,041
0.1
19,329
Grupo Bimbo SAB de CV
92,921
0.1
8,259
Grupo Carso SAB de CV
59,963
0.1
36,708  Grupo Financiero Banorte
SAB de CV - Class O
307,671
0.3
24,388
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
47,943
0.1
44,502
Grupo Mexico SAB de CV
210,311
0.2
36,203
Grupo Televisa SAB
21,958
0.0
2,993
(1)
Industrias Penoles SAB
de CV
35,229
0.0
22,251  Kimberly-Clark de Mexico
SAB de CV - Class A
44,304
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
18,338  Operadora De Sites
Mexicanos SAB de CV -
Class 1
$ 15,142
0.0
14,982  Orbia Advance Corp. SAB
de CV
31,103
0.0
2,970  Promotora y Operadora de
Infraestructura SAB de CV
26,461
0.0
74,121  Wal-Mart de Mexico SAB
de CV
279,769
0.3
2,291,857
2.4
Peru : 0.3%
2,997  Cia de Minas Buenaventura
SAA, ADR
25,534
0.0
968
Credicorp Ltd.
123,875
0.2
1,131
Southern Copper Corp.
85,153
0.1
234,562
0.3
Philippines : 0.6%
23,370
Aboitiz Equity Ventures, Inc.
20,716
0.0
95,595
ACEN Corp.
8,286
0.0
3,215
Ayala Corp.
35,386
0.0
103,390
Ayala Land, Inc.
53,724
0.1
25,458  Bank of the Philippine
Islands
50,346
0.1
34,829
BDO Unibank, Inc.
87,173
0.1
15,030  International Container
Terminal Services, Inc.
54,908
0.1
41,279
JG Summit Holdings, Inc.
27,743
0.0
6,180
Jollibee Foods Corp.
25,027
0.0
3,900
Manila Electric Co.
25,368
0.0
24,242  Metropolitan Bank & Trust
Co.
23,114
0.0
1,160
PLDT, Inc.
24,058
0.0
3,612
SM Investments Corp.
53,816
0.1
130,400
SM Prime Holdings, Inc.
69,834
0.1
12,300
Universal Robina Corp.
25,847
0.0
585,346
0.6
Poland : 0.7%
7,070
(1)(2)(3)
Allegro.eu SA
51,900
0.1
2,706  Bank Polska Kasa Opieki
SA
62,226
0.1
151
Budimex SA
14,982
0.0
953
CD Projekt SA
27,229
0.0
3,620
(1)
Cyfrowy Polsat SA
9,995
0.0
725
(1)(2)
Dino Polska SA
58,757
0.1
1,757
KGHM Polska Miedz SA
44,760
0.0
17
L.P. SA
50,455
0.1
191
(1)
mBank SA
17,214
0.0
12,505
(1)
PGE Polska Grupa
Energetyczna SA
21,384
0.0
8,404  Polski Koncern Naftowy
ORLEN SA
112,595
0.1
12,696
(1)
Powszechna Kasa
Oszczednosci Bank Polski
SA
100,435
0.1
8,873  Powszechny Zaklad
Ubezpieczen SA
83,810
0.1
515
(1)
Santander Bank Polska SA
42,279
0.0
698,021
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar : 0.9%
29,005
Barwa Real Estate Co.
$ 20,571
0.0
47,464
Commercial Bank PSQC
70,403
0.1
27,241
Dukhan Bank
29,715
0.0
19,415
Industries Qatar QSC
73,160
0.1
81,930
Masraf Al Rayan QSC
50,183
0.1
65,058  Mesaieed Petrochemical
Holding Co.
33,198
0.0
11,519
Ooredoo QPSC
33,829
0.0
6,158  Qatar Electricity & Water
Co. QSC
29,641
0.0
8,753
Qatar Fuel QSC
39,677
0.1
36,474  Qatar Gas Transport Co.
Ltd.
37,289
0.0
14,196  Qatar International Islamic
Bank QSC
37,440
0.1
23,835
Qatar Islamic Bank SAQ
121,532
0.1
65,386
Qatar National Bank QPSC
276,662
0.3
853,300
0.9
Romania : 0.0%
6,773
NEPI Rockcastle NV
37,239
0.0
Russia : —%
292,495
(1)(4)
Alrosa PJSC
—
—
1,334,323
(1)(4)
Gazprom PJSC
—
—
4,339,761
(4)
Inter RAO UES PJSC
—
—
46,982
(4)
Lukoil PJSC
—
—
7,931
(4)
Magnit PJSC
—
—
2
(4)
Magnit PJSC - SPON
REGS
—
—
7,016
(1)(4)
MMC Norilsk Nickel PJSC
—
—
98,282
(4)
Mobile TeleSystems PJSC
—
—
170,929
(4)
Moscow Exchange MICEX-
RTS PJSC
—
—
101,990
(4)
Novatek PJSC
—
—
166,658
(1)(4)
Novolipetsk Steel PJSC
—
—
5,194
(4)
PhosAgro PJSC
—
—
100
(4)
PhosAgro PJSC NPV GDR
—
—
40,645
(1)(4)
Polymetal International PLC
—
—
3,794
(1)(4)
Polyus PJSC
—
—
126,916
(4)
Rosneft Oil Co. PJSC
—
—
1,201,542
(4)
Sberbank of Russia PJSC
—
—
23,691
(1)(4)
Severstal PAO
—
—
770,779
(4)
Surgutneftegas PJSC
—
—
160,492
(4)
Tatneft PJSC
—
—
13,582
(1)(4)
TCS Group Holding PLC,
GDR
—
—
344,289
(4)
United Co. RUSAL
International PJSC
—
—
377,182,805
(1)
(4)
VTB Bank PJSC
—
—
10,806
(1)(4)
X5 Retail Group NV, GDR
—
—
—
—
Saudi Arabia : 4.0%
1,172
ACWA Power Co.
61,077
0.1
1,814  Advanced Petrochemical
Co.
19,416
0.0
27,694
Al Rajhi Bank
501,720
0.5
14,090
Alinma Bank
125,591
0.1
3,624
Almarai Co. JSC
61,490
0.1
9,935
Arab National Bank
63,576
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
336  Arabian Internet &
Communications Services
Co.
$ 28,670
0.0
7,170
Bank AlBilad
80,935
0.1
5,667
(1)
Bank Al-Jazira
25,402
0.0
8,570
Banque Saudi Fransi
83,453
0.1
1,090  Bupa Arabia for
Cooperative Insurance Co.
60,451
0.1
964  Co. for Cooperative
Insurance
32,387
0.0
476
Dallah Healthcare Co.
18,099
0.0
7,557
(1)
Dar Al Arkan Real Estate
Development Co.
31,797
0.0
1,273  Dr Sulaiman Al Habib
Medical Services Group Co.
80,003
0.1
348
Elm Co.
72,375
0.1
5,548
Etihad Etisalat Co.
65,902
0.1
8,557
Jarir Marketing Co.
33,083
0.0
6,193  Mobile Telecommunications
Co. Saudi Arabia
21,731
0.0
1,428  Mouwasat Medical Services
Co.
39,146
0.1
536
Nahdi Medical Co.
20,615
0.0
4,735
(1)
National Industrialization
Co.
16,043
0.0
887  Power & Water Utility Co.
for Jubail & Yanbu
14,836
0.0
5,945
(1)
Rabigh Refining &
Petrochemical Co.
17,172
0.0
20,938
Riyad Bank
155,032
0.2
3,399
SABIC Agri-Nutrients Co.
120,629
0.1
5,362  Sahara International
Petrochemical Co.
54,146
0.1
18,477
(1)
Saudi Arabian Mining Co.
198,919
0.2
36,573
(2)
Saudi Arabian Oil Co.
340,717
0.4
774
Saudi Aramco Base Oil Co.
30,712
0.0
14,417
Saudi Awwal Bank
132,668
0.2
12,777  Saudi Basic Industries
Corp.
281,340
0.3
10,388
Saudi Electricity Co.
52,863
0.1
5,463  Saudi Industrial Investment
Group
34,650
0.0
6,873
Saudi Investment Bank
28,971
0.0
10,942
(1)
Saudi Kayan Petrochemical
Co.
36,491
0.0
41,507
Saudi National Bank
363,167
0.4
509
(1)
Saudi Research & Media
Group
22,323
0.0
689  Saudi Tadawul Group
Holding Co.
35,485
0.0
28,281
Saudi Telecom Co.
283,626
0.3
3,737
Savola Group
35,941
0.0
3,365  Yanbu National
Petrochemical Co.
37,369
0.1
3,820,019
4.0
Singapore : 0.0%
2,900
(2)
BOC Aviation Ltd.
20,205
0.0
South Africa : 2.8%
12,214
(3)
Absa Group Ltd.
112,562
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
1,609
(3)
African Rainbow Minerals
Ltd.
$ 14,454
0.0
1,019  Anglo American Platinum
Ltd.
38,033
0.0
5,546  Aspen Pharmacare
Holdings Ltd.
50,329
0.1
4,847
Bid Corp. Ltd.
108,095
0.1
4,269
(3)
Bidvest Group Ltd.
61,504
0.1
1,257
Capitec Bank Holdings Ltd.
113,659
0.1
2,894
Clicks Group Ltd.
39,534
0.0
7,626
(1)
Discovery Ltd.
55,244
0.1
3,539
(3)
Exxaro Resources Ltd.
32,220
0.0
71,454
FirstRand Ltd.
240,616
0.3
12,795
(3)
Gold Fields Ltd.
138,682
0.2
49,881
Growthpoint Properties Ltd.
27,794
0.0
8,238  Harmony Gold Mining Co.
Ltd.
30,933
0.0
12,590  Impala Platinum Holdings
Ltd.
65,583
0.1
921
Kumba Iron Ore Ltd.
22,123
0.0
24,170
MTN Group Ltd.
144,059
0.2
2,765
Naspers Ltd. - Class N
442,370
0.5
5,740
Nedbank Group Ltd.
61,339
0.1
5,191  Northam Platinum Holdings
Ltd.
31,480
0.0
68,636
Old Mutual Ltd.
43,718
0.0
10,796
OUTsurance Group Ltd.
24,382
0.0
27,917
(2)
Pepkor Holdings Ltd.
25,367
0.0
7,717
Remgro Ltd.
60,526
0.1
23,119
Sanlam Ltd.
80,204
0.1
8,329
(3)
Sasol Ltd.
114,334
0.1
6,618
(3)
Shoprite Holdings Ltd.
83,832
0.1
42,333
(3)
Sibanye Stillwater Ltd.
64,989
0.1
19,111
(3)
Standard Bank Group Ltd.
185,440
0.2
7,489
Vodacom Group Ltd.
41,832
0.0
14,104
(3)
Woolworths Holdings Ltd./
South Africa
50,527
0.1
2,605,764
2.8
South Korea : 11.2%
427
Amorepacific Corp.
38,585
0.0
108
BGF retail Co. Ltd.
11,291
0.0
1,585  Celltrion Healthcare Co.
Ltd.
73,987
0.1
259
(1)
Celltrion Pharm, Inc.
12,822
0.0
1,569
Celltrion, Inc.
161,900
0.2
117
CJ CheilJedang Corp.
26,559
0.0
342
(1)
CosmoAM&T Co. Ltd.
37,657
0.0
798
Coway Co. Ltd.
24,362
0.0
665
DB Insurance Co. Ltd.
44,063
0.1
720
Doosan Bobcat, Inc.
27,176
0.0
6,577
(1)
Doosan Enerbility Co. Ltd.
79,978
0.1
706
Ecopro BM Co. Ltd.
131,883
0.1
282
Ecopro Co. Ltd.
187,189
0.2
244
F&F Co. Ltd.
20,412
0.0
599
GS Holdings Corp.
17,673
0.0
4,270
Hana Financial Group, Inc.
133,773
0.2
1,050  Hankook Tire & Technology
Co. Ltd.
30,714
0.0
98
Hanmi Pharm Co. Ltd.
21,724
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
599  Hanmi Semiconductor Co.
Ltd.
$ 23,314
0.0
2,477
Hanon Systems
17,271
0.0
540
Hanwha Aerospace Co. Ltd.
41,789
0.1
569
(1)
Hanwha Ocean Co. Ltd.
12,984
0.0
1,559
(1)
Hanwha Solutions Corp.
34,372
0.0
660
HD Hyundai Co. Ltd.
32,414
0.0
334
(1)
HD Hyundai Heavy
Industries Co. Ltd.
29,954
0.0
631
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
51,860
0.1
1,697
(1)
HLB, Inc.
37,621
0.0
3,762
HMM Co. Ltd.
45,378
0.1
459
Hotel Shilla Co. Ltd.
28,726
0.0
277
(1)
HYBE Co. Ltd.
48,752
0.1
1,124  Hyundai Engineering &
Construction Co. Ltd.
30,156
0.0
271
Hyundai Glovis Co. Ltd.
36,988
0.0
334
(1)
Hyundai Mipo Dockyard
Co. Ltd.
20,477
0.0
884
Hyundai Mobis Co. Ltd.
157,333
0.2
1,949
Hyundai Motor Co.
275,596
0.3
1,288
Hyundai Steel Co.
36,232
0.0
3,603
Industrial Bank of Korea
29,897
0.0
380
JYP Entertainment Corp.
31,554
0.0
4,472
Kakao Corp.
145,951
0.2
544
(1)
Kakao Games Corp.
10,254
0.0
2,497
KakaoBank Corp.
43,213
0.1
388
(1)
Kakaopay Corp.
11,699
0.0
1,280
Kangwon Land, Inc.
14,323
0.0
5,286
KB Financial Group, Inc.
215,600
0.2
3,750
Kia Corp.
225,714
0.2
1,104  Korea Aerospace Industries
Ltd.
39,849
0.1
3,836
(1)
Korea Electric Power Corp.
50,999
0.1
563  Korea Investment Holdings
Co. Ltd.
22,106
0.0
100
Korea Zinc Co. Ltd.
37,458
0.0
2,699
Korean Air Lines Co. Ltd.
43,452
0.1
438
(1)
Krafton, Inc.
48,889
0.1
996
KT Corp.
24,525
0.0
1,362
KT&G Corp.
86,980
0.1
253  Kumho Petrochemical Co.
Ltd.
25,104
0.0
375
L&F Co. Ltd.
47,858
0.1
699
LG Chem Ltd.
255,929
0.3
1,231
LG Corp.
76,521
0.1
3,446
(1)
LG Display Co. Ltd.
33,445
0.0
1,535
LG Electronics, Inc.
114,538
0.1
651
(1)
LG Energy Solution Ltd.
229,581
0.3
140
LG H&H Co. Ltd.
46,187
0.1
211
LG Innotek Co. Ltd.
38,232
0.0
2,999
LG Uplus Corp.
23,029
0.0
315
Lotte Chemical Corp.
31,980
0.0
349  Lotte Energy Materials
Corp.
10,258
0.0
1,537
Meritz Financial Group, Inc.
62,902
0.1
3,432  Mirae Asset Securities Co.
Ltd.
16,394
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,862
NAVER Corp.
$ 278,396
0.3
168
NCSoft Corp.
27,621
0.0
326
(1)(2)
Netmarble Corp.
10,152
0.0
1,861  NH Investment & Securities
Co. Ltd.
14,087
0.0
341  Orion Corp./Republic of
Korea
32,505
0.0
3,803
Pan Ocean Co. Ltd.
13,924
0.0
410
(1)
Pearl Abyss Corp.
14,141
0.0
452
POSCO Future M Co. Ltd.
119,576
0.1
1,021
POSCO Holdings, Inc.
402,242
0.4
757
Posco International Corp.
39,770
0.1
238
(1)(2)
Samsung Biologics Co. Ltd.
120,139
0.1
1,075
Samsung C&T Corp.
85,710
0.1
822  Samsung Electro-
Mechanics Co. Ltd.
83,527
0.1
67,494  Samsung Electronics Co.
Ltd.
3,412,101
3.6
2,320
(1)
Samsung Engineering Co.
Ltd.
51,915
0.1
455  Samsung Fire & Marine
Insurance Co. Ltd.
87,508
0.1
9,192
(1)
Samsung Heavy Industries
Co. Ltd.
53,326
0.1
1,170  Samsung Life Insurance
Co. Ltd.
60,864
0.1
776
Samsung SDI Co. Ltd.
293,260
0.3
494
Samsung SDS Co. Ltd.
49,475
0.1
826  Samsung Securities Co.
Ltd.
22,473
0.0
6,154  Shinhan Financial Group
Co. Ltd.
161,962
0.2
446
(1)
SK Biopharmaceuticals
Co. Ltd.
28,478
0.0
341
(1)
SK Bioscience Co. Ltd.
17,162
0.0
7,717
SK Hynix, Inc.
653,357
0.7
360
(1)(2)
SK IE Technology Co. Ltd.
19,669
0.0
871
(1)
SK Innovation Co. Ltd.
95,567
0.1
1,465
(1)
SK Square Co. Ltd.
45,996
0.1
442
SK, Inc.
47,792
0.1
292
SKC Co. Ltd.
16,394
0.0
666
S-Oil Corp.
38,952
0.0
8,749
Woori Financial Group, Inc.
79,310
0.1
793
Yuhan Corp.
44,514
0.1
10,659,251
11.2
Taiwan : 14.2%
7,000
Accton Technology Corp.
107,395
0.1
42,462
Acer, Inc.
47,845
0.1
6,324
Advantech Co. Ltd.
67,715
0.1
44,243  ASE Technology Holding
Co. Ltd.
151,022
0.2
34,356
Asia Cement Corp.
42,322
0.0
10,000
Asustek Computer, Inc.
113,790
0.1
98,400
AUO Corp.
50,008
0.1
7,000  Catcher Technology Co.
Ltd.
39,616
0.0
136,545  Cathay Financial Holding
Co. Ltd.
188,540
0.2
21,332
Chailease Holding Co. Ltd.
119,784
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
73,008  Chang Hwa Commercial
Bank Ltd.
$ 39,039
0.0
26,650  Cheng Shin Rubber
Industry Co. Ltd.
35,108
0.0
42,000
China Airlines Ltd.
27,630
0.0
233,100
(1)
China Development
Financial Holding Corp.
85,214
0.1
170,535
China Steel Corp.
133,450
0.1
52,000  Chunghwa Telecom Co.
Ltd.
186,908
0.2
62,000
Compal Electronics, Inc.
59,081
0.1
251,170  CTBC Financial Holding
Co. Ltd.
190,833
0.2
27,703
Delta Electronics, Inc.
279,022
0.3
12,000
E Ink Holdings, Inc.
66,912
0.1
199,792  E.Sun Financial Holding
Co. Ltd.
150,193
0.2
2,386
Eclat Textile Co. Ltd.
36,003
0.0
1,000
eMemory Technology, Inc.
62,784
0.1
38,000
Eva Airways Corp.
35,057
0.0
15,656  Evergreen Marine Corp.
Taiwan Ltd.
56,304
0.1
45,685  Far Eastern New Century
Corp.
40,744
0.0
24,000  Far EasTone
Telecommunications Co.
Ltd.
54,057
0.1
6,597  Feng TAY Enterprise Co.
Ltd.
37,442
0.0
156,964  First Financial Holding Co.
Ltd.
129,167
0.1
46,600  Formosa Chemicals & Fibre
Corp.
88,798
0.1
17,000  Formosa Petrochemical
Corp.
42,444
0.0
55,600
Formosa Plastics Corp.
137,447
0.2
110,598  Fubon Financial Holding
Co. Ltd.
208,226
0.2
4,015  Giant Manufacturing Co.
Ltd.
22,170
0.0
7,000  Gigabyte Technology Co.
Ltd.
61,529
0.1
1,000
Global Unichip Corp.
42,582
0.1
3,000
Globalwafers Co. Ltd.
42,296
0.0
176,170  Hon Hai Precision Industry
Co. Ltd.
567,837
0.6
4,080
Hotai Motor Co. Ltd.
82,917
0.1
130,320  Hua Nan Financial Holdings
Co. Ltd.
82,811
0.1
129,163
Innolux Corp.
52,681
0.1
39,000
Inventec Corp.
59,458
0.1
1,000
Largan Precision Co. Ltd.
66,248
0.1
29,538
Lite-On Technology Corp.
111,518
0.1
21,820
MediaTek, Inc.
498,868
0.5
160,192  Mega Financial Holding
Co. Ltd.
187,261
0.2
10,000  Micro-Star International
Co. Ltd.
50,873
0.1
1,100
momo.com, Inc.
17,184
0.0
68,890
Nan Ya Plastics Corp.
142,122
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
3,000  Nan Ya Printed Circuit
Board Corp.
$ 24,863
0.0
18,000
Nanya Technology Corp.
36,683
0.0
2,000  Nien Made Enterprise Co.
Ltd.
19,201
0.0
8,000  Novatek Microelectronics
Corp.
105,053
0.1
30,000
Pegatron Corp.
71,222
0.1
3,000
(1)
PharmaEssentia Corp.
31,251
0.0
31,000
Pou Chen Corp.
27,545
0.0
44,000  Powerchip Semiconductor
Manufacturing Corp.
36,280
0.0
8,000  President Chain Store
Corp.
65,035
0.1
38,000
Quanta Computer, Inc.
284,396
0.3
6,760  Realtek Semiconductor
Corp.
83,002
0.1
23,020  Ruentex Development Co.
Ltd.
25,122
0.0
56,152  Shanghai Commercial &
Savings Bank Ltd.
75,286
0.1
193,529
(1)
Shin Kong Financial
Holding Co. Ltd.
55,636
0.1
154,629  SinoPac Financial Holdings
Co. Ltd.
83,407
0.1
18,800  Synnex Technology
International Corp.
37,339
0.0
164,695  Taishin Financial Holding
Co. Ltd.
91,394
0.1
90,112
Taiwan Business Bank
36,880
0.0
89,389
Taiwan Cement Corp.
92,118
0.1
148,629  Taiwan Cooperative
Financial Holding Co. Ltd.
117,934
0.1
26,000  Taiwan High Speed Rail
Corp.
24,136
0.0
23,000
Taiwan Mobile Co. Ltd.
67,427
0.1
349,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,690,879
6.0
20,000  Unimicron Technology
Corp.
107,905
0.1
69,209  Uni-President Enterprises
Corp.
150,423
0.2
160,000  United Microelectronics
Corp.
224,667
0.2
13,000  Vanguard International
Semiconductor Corp.
27,472
0.0
1,000  Voltronic Power Technology
Corp.
49,247
0.1
40,374
Walsin Lihwa Corp.
46,103
0.1
9,645
Wan Hai Lines Ltd.
14,450
0.0
43,000
Winbond Electronics Corp.
33,799
0.0
36,000
Wistron Corp.
114,007
0.1
1,000
Wiwynn Corp.
46,631
0.1
23,280
WPG Holdings Ltd.
43,726
0.1
4,856
Yageo Corp.
79,074
0.1
26,000  Yang Ming Marine
Transport Corp.
36,635
0.0
148,201  Yuanta Financial Holding
Co. Ltd.
115,125
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
10,000  Zhen Ding Technology
Holding Ltd.
$ 30,530
0.0
13,500,138
14.2
Thailand : 1.8%
300
Advanced Info Service PCL
1,874
0.0
17,100  Advanced Info Service PCL
- Foreign Shares
106,789
0.1
56,700
(1)
Airports of Thailand PCL
108,479
0.1
111,100
Asset World Corp. PCL
11,857
0.0
13,500
B Grimm Power PCL
10,638
0.0
161,200  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
118,063
0.1
108,700  Bangkok Expressway &
Metro PCL
24,718
0.0
117,000
Banpu PCL
25,647
0.0
15,600
Berli Jucker PCL
13,139
0.0
112,000
BTS Group Holdings PCL
23,015
0.0
8,900  Bumrungrad Hospital PCL
- Foreign
65,347
0.1
900
Central Pattana PCL
1,558
0.0
29,100  Central Pattana PCL -
Foreign Shares
50,381
0.1
26,000
Central Retail Corp. PCL
27,586
0.0
3,500  Charoen Pokphand Foods
PCL
1,988
0.0
52,200  Charoen Pokphand Foods
PCL - Foreign Shares
29,644
0.0
84,200
CP ALL PCL - Foreign
139,636
0.2
30,300
CP Axtra PCL
26,772
0.0
45,000  Delta Electronics Thailand
PCL
101,728
0.1
3,600
Electricity Generating PCL
11,949
0.0
25,300
Energy Absolute PCL
35,326
0.1
9,700  Global Power Synergy PCL
- Class F
11,882
0.0
36,200  Gulf Energy Development
PCL
45,130
0.1
87,551
Home Product Center PCL
29,983
0.0
24,300
Indorama Ventures PCL
17,301
0.0
15,000  Intouch Holdings PCL -
Class F
30,303
0.0
8,600
Kasikornbank PCL
29,684
0.0
44,500
Krung Thai Bank PCL
23,164
0.0
4,200
Krung Thai Bank PCL
2,186
0.0
15,900
Krungthai Card PCL
19,177
0.0
121,200  Land & Houses PCL
- Foreign
25,916
0.0
47,000
Minor International PCL
40,207
0.1
11,500
Muangthai Capital PCL
11,309
0.0
20,200
Osotspa PCL
13,839
0.0
18,200  PTT Exploration &
Production PCL - Foreign
Shares
84,924
0.1
1,800
PTT Global Chemical PCL
1,698
0.0
32,200  PTT Global Chemical PCL -
Foreign Shares
30,366
0.1
42,800  PTT Oil & Retail Business
PCL
21,937
0.0
144,900
PTT PCL - Foreign
132,895
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
14,700
Ratch Group PCL
$ 12,699
0.0
48,900
(4)
Robinson PCL
—
—
12,100
SCB X PCL
33,991
0.1
18,600
SCG Packaging PCL
19,454
0.0
11,200  Siam Cement PCL
- Foreign
92,343
0.1
17,600
Thai Oil PCL - Foreign
24,253
0.0
199,600
TMBThanachart Bank PCL
9,408
0.0
161,707
True Corp. PCL
31,404
0.1
1,731,587
1.8
Turkey : 0.7%
44,767
Akbank TAS
54,531
0.1
19,036  Aselsan Elektronik Sanayi
Ve Ticaret AS
28,293
0.0
6,720
BIM Birlesik Magazalar AS
67,227
0.1
20,964
(1)
Eregli Demir ve Celik
Fabrikalari TAS
33,956
0.0
974
Ford Otomotiv Sanayi AS
30,017
0.0
14,213  Haci Omer Sabanci Holding
AS
30,916
0.0
16,290
(1)
Hektas Ticaret TAS
15,952
0.0
11,068
KOC Holding AS
59,164
0.1
15,472
Koza Altin Isletmeleri AS
16,208
0.0
649
(1)
Pegasus Hava Tasimaciligi
AS
19,470
0.0
15,298
(1)
Sasa Polyester Sanayi AS
27,440
0.0
1,997  Tofas Turk Otomobil
Fabrikasi AS
21,494
0.0
7,085
(1)
Turk Hava Yollari AO
62,535
0.1
17,128
(1)
Turkcell Iletisim Hizmetleri
AS
33,233
0.0
49,015  Turkiye Is Bankasi AS -
Class C, - Class C
45,903
0.1
12,310  Turkiye Petrol Rafinerileri
AS
71,317
0.1
19,993  Turkiye Sise ve Cam
Fabrikalari AS
39,769
0.1
48,636
Yapi ve Kredi Bankasi AS
32,650
0.0
690,075
0.7
United Arab Emirates : 1.4%
42,514  Abu Dhabi Commercial
Bank PJSC
100,120
0.1
21,278  Abu Dhabi Islamic Bank
PJSC
65,229
0.1
46,358  Abu Dhabi National Oil Co.
for Distribution PJSC
47,329
0.1
56,598
Aldar Properties PJSC
88,774
0.1
37,029  Americana Restaurants
International PLC
41,333
0.0
36,106
Dubai Islamic Bank PJSC
57,512
0.1
94,740
Emaar Properties PJSC
207,333
0.2
27,352
Emirates NBD Bank PJSC
132,551
0.1
49,237  Emirates
Telecommunications Group
Co. PJSC
273,997
0.3
62,721
First Abu Dhabi Bank PJSC
232,257
0.2
57,746
(1)
Multiply Group PJSC
62,901
0.1
1,309,336
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom : 0.2%
6,060
Anglogold Ashanti PLC
$ 97,363
0.1
2,430
(1)
Pepco Group NV
11,226
0.0
13,851
(1)(4)
VK Co. Ltd., GDR
40,052
0.1
2,448
(1)(4)
X5 Retail Group NV, GDR
—
—
148,641
0.2
United States : 0.1%
10,907
JBS S/A
39,166
0.0
867
(1)
Legend Biotech Corp., ADR
58,237
0.1
5,981
(1)(4)
Ozon Holdings PLC, ADR
—
—
1,000
Parade Technologies Ltd.
30,608
0.0
34,476
(1)(4)
Yandex NV - Class A
—
—
128,011
0.1
Total Common Stock
(Cost $121,284,247)
90,138,906
95.1
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 0.0%
India : 0.0%
INR
320,334  Britannia Industries Ltd.
N3, 5.500%,
06/03/2024 1,105
0.0
Total Corporate Bonds/
Notes
(Cost $4,402)
1,105
0.0
Shares
PREFERRED STOCK : 2.1%
Brazil : 1.4%
75,045  Banco Bradesco SA -
Preference Shares
212,749
0.2
3,451  Centrais Eletricas
Brasileiras SA
27,709
0.0
20,144  Cia Energetica de Minas
Gerais
49,613
0.1
16,922
Gerdau SA
80,965
0.1
68,242
Itau Unibanco Holding SA
368,868
0.4
72,543
Itausa SA
130,465
0.1
67,101
Petroleo Brasileiro SA
460,284
0.5
1,330,653
1.4
Chile : 0.1%
2,048  Sociedad Quimica y Minera
de Chile SA
121,804
0.1
Colombia : 0.0%
6,709
Bancolombia SA
44,644
0.0
Russia : —%
773,978
(4)
Surgutneftegas PJSC
—
—
South Korea : 0.6%
289
Hyundai Motor Co.
22,467
0.0
535  Hyundai Motor Co. -
Second Preference Shares
41,938
0.1
110
LG Chem Ltd.
25,308
0.0
11,589  Samsung Electronics Co.
Ltd.
466,880
0.5
556,593
0.6
Total Preferred Stock
(Cost $2,381,917)
2,053,694
2.1
Shares RA Value
Percentage
of Net
Assets
RIGHT : 0.0%
Brazil : 0.0%
92
(1)
Localiza Rent a Car SA
$ 293
0.0
Chile : 0.0%
128
(1)
Banco de Credito e
Inversiones SA
107
0.0
South Korea : 0.0%
17
(1)
CosmoAM&T Co. Ltd.
367
0.0
187
(1)
Hanwha Ocean Co. Ltd.
1,279
0.0
1,646
0.0
Total Right
(Cost $–)
2,046
0.0
Total Long-Term
Investments
(Cost $123,670,566)
92,195,751
97.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Repurchase Agreements : 1.2%
1,000,000
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%, due
10/02/2023 (Repurchase
Amount $1,000,443,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,020,000, due
08/01/28-07/01/53)
1,000,000
1.1
111,000
(5)
Industrial & Comm. Bank
of China, Repurchase
Agreement dated
09/29/2023, 5.330%, due
10/02/2023 (Repurchase
Amount $111,049,
collateralized by various
U.S. Government
Securities, 0.000%-7.500%,
Market Value plus accrued
interest $113,220, due
10/31/23-02/15/53)
111,000
0.1
23,893
(5)
National Bank Financial,
Repurchase Agreement
dated 09/29/2023,
5.330%, due 10/02/2023
(Repurchase Amount
$23,903, collateralized by
various U.S. Government
Securities, 0.000%-4.750%,
Market Value plus accrued
interest $24,371, due
10/02/23)
23,893
0.0
Total Repurchase
Agreements
(Cost $1,134,893)
1,134,893
1.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.9%
849,000
(6)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.270%
(Cost $849,000) $ 849,000 0.9
Total Short-Term
Investments
(Cost $1,983,893)
$ 1,983,893
2.1
Total Investments in
Securities
(Cost $125,654,459) $ 94,179,644 99.3
Assets in Excess of
Other Liabilities 626,365 0.7
Net Assets $ 94,806,009 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.
Currency Abbreviations:
INR Indian Rupee
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.6%
Information Technology 19.7
Consumer Discretionary 13.3
Communication Services 9.3
Materials 7.8
Industrials 6.4
Consumer Staples 6.0
Energy 5.1
Health Care 3.7
Utilities 2.6
Real Estate 1.7
Consumer, Non-cyclical 0.0
Common Stock 0.0
Foreign Stock 0.0
Short-Term Investments 2.1
Assets in Excess of Other Liabilities 0.7
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,599,028 $ — $ — $ 3,599,028
Chile 342,863 — — 342,863
China 2,381,503 25,062,432 — 27,443,935
Colombia 47,901 — — 47,901
Czechia 107,069 31,372 — 138,441
Egypt — 96,230 — 96,230
Greece 68,784 337,744 — 406,528
Hong Kong — 141,107 — 141,107
Hungary 40,664 172,161 — 212,825
India 268,433 14,234,686 — 14,503,119
Indonesia 46,330 1,783,483 — 1,829,813
Kuwait 312,149 436,378 — 748,527
Luxembourg 43,497 — — 43,497
Malaysia 224,227 1,047,513 — 1,271,740
Mexico 2,291,857 — — 2,291,857
Peru 234,562 — — 234,562
Philippines 46,084 539,262 — 585,346
Poland — 698,021 — 698,021
Qatar 232,478 620,822 — 853,300
Romania 37,239 — — 37,239
Russia — — — —
Saudi Arabia 367,604 3,452,415 — 3,820,019
Singapore — 20,205 — 20,205
South Africa 1,138,432 1,467,332 — 2,605,764
South Korea — 10,659,251 — 10,659,251
Taiwan — 13,500,138 — 13,500,138
Thailand — 1,731,587 — 1,731,587
Turkey 57,457 632,618 — 690,075
United Arab Emirates 528,008 781,328 — 1,309,336
United Kingdom — 108,589 40,052 148,641
United States 97,403 30,608 — 128,011
Total Common Stock 12,513,572 77,585,282 40,052 90,138,906
Corporate Bonds/Notes — 1,105 — 1,105
Preferred Stock 1,497,101 556,593 — 2,053,694
Right 400 1,646 — 2,046
Short-Term Investments 849,000 1,134,893 — 1,983,893
Total Investments, at fair value $ 14,860,073 $ 79,279,519 $ 40,052 $ 94,179,644
Liabilities Table
Other Financial Instruments+
Futures $ (48,534) $ — $ — $ (48,534)
Total Liabilities $ (48,534) $ — $ — $ (48,534)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
At September 30, 2023, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 31 12/15/23 $ 1,481,025 $ (48,534)
$ 1,481,025 $ (48,534)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,434,927
Gross Unrealized Depreciation (36,909,742)
Net Unrealized Depreciation $ (31,474,815)